Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov 1, 2011
Registrant Name	dei_EntityRegistrantName	MANAGERS AMG FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001089951
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 1, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 1, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011

Trilogy Emerging Markets Equity Fund (Prospectus Summary): | Trilogy Emerging Markets Equity Fund
Trilogy Emerging Markets Equity Fund

MANAGERS AMG FUNDS

Trilogy Emerging Markets Equity Fund

Supplement dated November 1, 2011 to the

Prospectus dated March 1, 2011, as supplemented July 15, 2011

The following information supplements and supersedes any information to the contrary relating to the Trilogy Emerging Markets Equity Fund (the ���Fund���), a series of Managers AMG Funds (the ���Trust���), contained in the Fund���s prospectus dated and supplemented as noted above (the ���Prospectus���).

Effective November 1, 2011, Managers Investment Group LLC (���Managers���) has contractually agreed, until at least March 1, 2013, to limit Fund���s total annual operating expenses (exclusive of taxes, interest, shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary items) to 1.05% of average daily net assets of the Fund. Immediately prior to November 1, 2011, the Fund had a contractual expense limitation of 1.10%.

Effective November 1, 2011, the ���Annual Fund Operating Expenses��� table under the section titled ���Fees and Expenses of the Fund��� and the section titled ���Expense Example��� ��on page 6 of the Prospectus are hereby replaced with the following: PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Trilogy Emerging Markets Equity Fund		Service Class	Institutional Class
Management Fee		0.70%	0.70%
Distribution and Service (12b-1) Fees		none	none
Other Expenses	[1]	1.17%	0.92%
Total Annual Fund Operating Expenses		1.87%	1.62%
Fee Waiver and Expense Reimbursements	[2]	(0.57%)	(0.57%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements		1.30%	1.05%
[1]	Because the Fund is new, ���Other Expenses��� are based on estimates for the current fiscal year.
[2]	Managers Investment Group LLC (the ���Investment Manager���) has contractually agreed, through at least March 1, 2013, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest, shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.05% of the Fund���s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund���s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund���s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the Total Annual Fund Operating Expenses (excluding the other items noted in the parenthetical above) of the Service Class and Institutional Class would be 1.30% and 1.10%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund���s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund���s Board of Trustees.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest  $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund���s operating expenses remain the same. The Example reflects the impact of the Fund���s contractual expense limitation through March 1, 2013.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example Trilogy Emerging Markets Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Service Class	132	513
Institutional Class	107	436

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Trilogy Emerging Markets Equity Fund (Prospectus Summary): | Trilogy Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Trilogy Emerging Markets Equity Fund
Supplement Text	ck0001089951_SupplementTextBlock

MANAGERS AMG FUNDS

Trilogy Emerging Markets Equity Fund

Supplement dated November 1, 2011 to the

Prospectus dated March 1, 2011, as supplemented July 15, 2011

The following information supplements and supersedes any information to the contrary relating to the Trilogy Emerging Markets Equity Fund (the ���Fund���), a series of Managers AMG Funds (the ���Trust���), contained in the Fund���s prospectus dated and supplemented as noted above (the ���Prospectus���).

Effective November 1, 2011, Managers Investment Group LLC (���Managers���) has contractually agreed, until at least March 1, 2013, to limit Fund���s total annual operating expenses (exclusive of taxes, interest, shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary items) to 1.05% of average daily net assets of the Fund. Immediately prior to November 1, 2011, the Fund had a contractual expense limitation of 1.10%.

Effective November 1, 2011, the ���Annual Fund Operating Expenses��� table under the section titled ���Fees and Expenses of the Fund��� and the section titled ���Expense Example��� ��on page 6 of the Prospectus are hereby replaced with the following: PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest  $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund���s operating expenses remain the same. The Example reflects the impact of the Fund���s contractual expense limitation through March 1, 2013.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Trilogy Emerging Markets Equity Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.17%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	513
Trilogy Emerging Markets Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.92%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.05%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	436

[1]	Because the Fund is new, ���Other Expenses��� are based on estimates for the current fiscal year.
[2]	Managers Investment Group LLC (the ���Investment Manager���) has contractually agreed, through at least March 1, 2013, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest, shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.05% of the Fund���s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund���s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund���s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the Total Annual Fund Operating Expenses (excluding the other items noted in the parenthetical above) of the Service Class and Institutional Class would be 1.30% and 1.10%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund���s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund���s Board of Trustees.